Net Foreign Exchange Gain (Loss) (Details) - Schedule of net foreign exchange income - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net foreign exchange gain (loss)
Net (losses)/gains from currency exchange differences	$ (481,340)	$ 90,133	$ (89,893)
Hedging derivatives	587,976	(27,624)	362,374
Gain/(loss) from assets indexed to foreign currency	18,795	(3,512)	7,376
Total	$ 125,431	$ 58,997	$ 279,857